Private Placement - Additional Information (Detail) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Jan. 14, 2021	Jan. 12, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Apr. 12, 2022	Oct. 12, 2021	Jan. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)				5,750,000
Purchase price, per unit		$ 10.00			$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement			$ 0		$ 1,850,000	$ 2,000,000
Chardan
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)					185,000
Purchase price, per unit									$ 10.00
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit							$ 0.10	$ 0.10
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	750,000	750,000
Purchase price, per unit	$ 10.00
Proceeds from Issuance of Private Placement	$ 150,000
Over-Allotment Option | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	15,000
Purchase price, per unit	$ 10.00
Over-Allotment Option | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	750,000	750,000
Purchase price, per unit	$ 10.00
Proceeds from Issuance of Private Placement	$ 150,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	15,000	185,000
Purchase price, per unit	$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement	$ 7,650,000	$ 1,850,000
Number of shares in a unit		1			1
Number of warrants in a unit		1			1
Number of shares per warrant		0.10
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)		135,000			135,000
Private Placement | Chardan
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)		50,000			50,000
Private Placement | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit								$ 10.00